Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 11,276
Operating lease liabilities	13,736
Rent expense	2,233	$ 2,049	$ 3,432
Other Liabilities – Current
Lessee Lease Description [Line Items]
Lease liabilities current	1,706
Other Liabilities – Non-Current
Lessee Lease Description [Line Items]
Long-term lease obligations	$ 12,030